Inventories (Tables)	9 Months Ended
Sep. 30, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories, net consisted of the following:

	September 30,	December 31,
	2016	2015
	U.S. $ in thousands
Finished goods	$74,680	$78,604
Work-in-process	6,265	6,559
Raw materials	46,099	38,495
	$127,044	$123,658